Equity (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Shareholding Percentage

Companies with their shareholding percentage are as follows:

	31 December 2020		31 December 2019
	(%)	TL	(%)	TL
Public Share	53.95	1,187,004	48.95	1,077,004
TVF BTIH	26.20	576,400	—	—
IMTIS Holdings	19.80	435,600	—	—
Turkcell Holding	—	—	51.00	1,122,000
Other	0.05	996	0.05	996

Total	100.00	2,200,000	100.00	2,200,000
Inflation adjustment to share capital		(52,352)		(52,352)
Inflation adjusted capital		2,147,648		2,147,648